STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated January 30, 2014

Prospectus Dated April 30, 2013

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

Service Class

The following information supplements the prospectus referenced above:

The following replaces the second paragraph on page 11 under the section “Principal Investment Strategies”:

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The following replaces the second paragraph on page 15 under the section “Principal Investment Strategies”:

The Treasury Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government).

The following replaces the second paragraph on page 18 under the section “Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The following replaces the second paragraph on page 23 under the section “U.S. GOVERNMENT FUND - Principal Investment Strategies”:

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The following replaces the second paragraph on page 23 under the section “TREASURY FUND - Principal Investment Strategies”:

The Treasury Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government).

The following replaces the second paragraph on page 23 under the section “TREASURY PLUS FUND - Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated January 30, 2014

Prospectus Dated April 30, 2013

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

Institutional Class

The following information supplements the prospectus referenced above:

The following replaces the second paragraph on page 11 under the section “Principal Investment Strategies”:

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The following replaces the second paragraph on page 15 under the section “Principal Investment Strategies”:

The Treasury Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government).

The following replaces the second paragraph on page 18 under the section “Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The following replaces the second paragraph on page 23 under the section “U.S. GOVERNMENT FUND - Principal Investment Strategies”:

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The following replaces the second paragraph on page 23 under the section “TREASURY FUND - Principal Investment Strategies”:

The Treasury Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government).

The following replaces the second paragraph on page 24 under the section “TREASURY PLUS FUND - Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated January 30, 2014

Prospectus Dated April 30, 2013

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

Investment Class

The following information supplements the prospectus referenced above:

The following replaces the second paragraph on page 11 under the section “Principal Investment Strategies”:

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The following replaces the second paragraph on page 15 under the section “Principal Investment Strategies”:

The Treasury Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government).

The following replaces the second paragraph on page 18 under the section “Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The following replaces the second paragraph on page 23 under the section “U.S. GOVERNMENT FUND - Principal Investment Strategies”:

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The following replaces the second paragraph on page 23 under the section “TREASURY FUND - Principal Investment Strategies”:

The Treasury Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government).

The following replaces the second paragraph on page 24 under the section “TREASURY PLUS FUND - Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated January 30, 2014

Prospectus Dated April 30, 2013

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

Investment Class

The following information supplements the prospectus referenced above:

The following replaces the second paragraph on page 7 under the section “Principal Investment Strategies”:

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The following replaces the second paragraph on page 11 under the section “Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The following replaces the second paragraph on page 15 under the section “U.S. GOVERNMENT FUND - Principal Investment Strategies”:

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The following replaces the second paragraph on page 16 under the section “TREASURY PLUS FUND - Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated January 30, 2014

Prospectus Dated April 30, 2013

State Street Institutional Treasury Plus Money Market Fund

Investment Class

The following information supplements the prospectus referenced above:

The following replaces the second paragraph on page 3 under the section “Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The following replaces the second paragraph on page 6 under the section “TREASURY PLUS FUND - Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated January 30, 2014

Prospectus Dated April 30, 2013

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

Institutional Class

The following information supplements the prospectus referenced above:

The following replaces the second paragraph on page 7 under the section “Principal Investment Strategies”:

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The following replaces the second paragraph on page 11 under the section “Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The following replaces the second paragraph on page 14 under the section “U.S. GOVERNMENT FUND

- Principal Investment Strategies”:

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The following replaces the second paragraph on page 15 under the section “TREASURY PLUS FUND - Principal Investment Strategies”:

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE